Label	Element	Value
Class A, Class C, Institutional Class and Class R6 | Neuberger Berman Absolute Return Multi-Manager Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Neuberger Berman Alternative Funds®

Neuberger Berman Absolute Return Multi-Manager Fund Class A, Class C, Institutional Class and Class R6

Supplement to the Summary Prospectuses, Prospectuses and Statement of Additional Information, each dated February 28, 2021, as amended and supplemented

This supplement describes important changes affecting Neuberger Berman Absolute Return Multi-Manager Fund (the “Fund”).  These changes were proposed by Neuberger Berman Investment Advisers LLC (“NBIA”) and approved by the Fund’s Board of Trustees as being in the best interests of the Fund’s shareholders.  If you have any questions regarding these changes, please contact NBIA at 877-628-2583.

Effective June 18, 2021, Good Hill Partners LP (“Good Hill”) will no longer act as a subadviser to the Fund.

As a result of this change, effective June 18, 2021, the Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information are revised as follows:

(a) All references to Good Hill in the Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information are hereby deleted in their entirety.

(b) The paragraph entitled “Asset-backed Securities.” of the “Principal Investment Strategies” section of the Fund’s Summary Prospectuses and Prospectuses is hereby deleted in its entirety.

The date of this supplement is June 17, 2021.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104 Shareholder Services 800.877.9700 Institutional Services 800.366.6264 www.nb.com